Summarised financial information - Additional Information (Details) - USD ($) $ in Millions	Jul. 28, 2020	Jun. 30, 2020	Jun. 30, 2019
Registered BATCAP bonds
Disclosure Of Summarised Financial Information [Line Items]
Bonds Issued, registered portion		$ 14,950.0
Bonds Issued, registered portion percentage		99.70%
Bonds issued		$ 15,000.0
Registered B A T C A P Bonds In Connection With Shelf Registration Statement On Form F3
Disclosure Of Summarised Financial Information [Line Items]
Bonds issued		$ 5,900.0
Registered RAI and Lorillard Bonds
Disclosure Of Summarised Financial Information [Line Items]
RAI unsecured notes	$ 8,900.0		$ 10,300.0
Lorillard unsecured notes	$ 40.9		$ 149.5
Reynolds American Inc.
Disclosure Of Summarised Financial Information [Line Items]
Outstanding long-term debt		10.00%